Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Amounts receivable from a credit card processor			$ 300	$ 100
Recognized royalty expense			6,000	4,100	$ 4,100
Prepaid royalties			1,300	400
Advertising Expenses			5,000	3,700	2,600
Transaction gains and losses			500	200	100
Increase in cost of revenue	$ 10,120	$ 7,665	16,026	10,521	8,533
Loss from operations	(13,752)	(13,621)	(23,022)	(21,086)	(20,212)
Net loss	$ (12,661)	(13,989)	$ (24,258)	$ (21,450)	$ (20,329)
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	7 years
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue concentration			90.00%	90.00%	90.00%
Sales And Marketing [Member]
Significant Accounting Policies [Line Items]
Amortized to sales and marketing expense			$ 9,400	$ 6,400	$ 4,600
Sales And Marketing [Member] | Deferred Bonus [Member]
Significant Accounting Policies [Line Items]
Cash-based performance awards			$ 1,400	$ 1,200	$ 0
Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Increase in cost of revenue		800
Loss from operations		(800)
Net loss		$ (800)